Supplement dated November 13, 2006

to Prospectus for John Hancock Trust

Dated April 28, 2006

Investment Quality Bond Trust

The following co-portfolio manager has been added to the Trust:

Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management Company, LLP as an investment professional in 2000.

Global Allocation Trust

The following is added to the investment strategies of the Trust:

The Trust may invest in both equity and fixed income securities. While the subadviser’s investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Trust.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

Supplement dated November 13, 2006

to Statement of Additional Information for John Hancock Trust

Dated April 28, 2006

Appendix III

Information Regarding Portfolio Managers of the Trust under the heading “Wellington Management Company, LLP” is updated as follows:

WELLINGTON MANAGEMENT COMPANY, LLP

Investment Quality Bond Trust

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of August 31, 2006):

None

OTHER MANAGED ACCOUNTS (As of August 31, 2006)

The following tables show information regarding other accounts managed by the portfolio manager:

Christopher Gootkind, portfolio manager for the Investment Quality Bond Trust.

OTHER POOLED INVESTMENT

OTHER REGISTERED INVESTMENT COMPANIES VEHICLES

OTHER ACCOUNTS

-----------------------------------------------------------------------------------------------------------------------------------

				Assets		Assets
	Number of	Assets	Number of	(in $	Number of	(in $
	Accounts	(in $ millions)*	Accounts	millions)* Accounts		millions)*
	------------	----------------	-------------	----------	-------------	----------
All Accounts	7	19,344.1	0	0	6	2.5

Accounts where advisory fee

is based on account

performance

(Subset of above)	2	14,878.1	0	0	0	0

2